Revenue (Tables)	9 Months Ended
Sep. 30, 2020
Statement [LineItems]
Disclosure of Significant Revenue
The Company’s significant revenue streams consist of the following:

	Three months ended September 30		Nine months ended September 30

	2020	2019	2020	2019
Crude Oil	$59	$83	$158	$265
NGL	4	3	11	10
Natural gas	12	5	33	23

Production revenues	75	91	202	298
Other revenue	—	—	6	—
Processing fees	2	2	5	6
Financing income	—	1	—	2

Oil and natural gas sales and other income	$77	$94	$213	$306